UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06686

JPMorgan China Region Fund, Inc.

(Exact name of registrant as specified in charter)

One Beacon Street, 18th Floor

Boston, MA 02108

(Address of principal executive offices) (Zip code)

Dechert LLP

1095 Avenue of the Americas

New York, NY 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 441 9800

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

JPMorgan China Region Fund, Inc.

INVESTMENT PORTFOLIO

AT MARCH 31, 2014 (Unaudited)

DESCRIPTION	HOLDINGS (IN SHARES)	MARKET VALUE (IN US$)
COMMON STOCK (unless otherwise noted)
CHINA (56.0%)
Airlines (0.5%)
China Eastern Airlines Corp., Ltd. (a)	1,578,000	524,881

Auto Components (1.3%)
Fuyao Glass Industry Group Co., Ltd., ‘A’ (a)	225,000	298,890
Huayu Automotive Systems Co., Ltd., ‘A’	171,000	264,008
Minth Group Ltd.	346,000	704,802

		1,267,700

Automobiles (1.9%)
Chongqing Changan Automobile Co., Ltd., ‘A’	122,902	189,156
Chongqing Changan Automobile Co., Ltd.	283,919	471,460
FAW CAR Co., Ltd., ‘A’ (a)	160,223	260,253
Great Wall Motor Co., Ltd.	184,500	925,295
SAIC Motor Corp., Ltd., ‘A’	97,700	217,617

		2,063,781

Banks (11.7%)
Agricultural Bank of China Ltd., ‘A’	4,335,000	1,687,150
China Construction Bank Corp.	5,233,000	3,663,404
China Construction Bank Corp., ‘A’	2,152,100	1,384,432
China Minsheng Banking Corp., Ltd.	1,262,000	1,265,824
Industrial & Commercial Bank of China Ltd.	6,382,930	3,925,298
Ping An Bank Co., Ltd., ‘A’	200,000	346,414

		12,272,522

Beverages (0.3%)
Kweichow Moutai Co., Ltd., ‘A’	14,479	360,229

Capital Markets (2.0%)
China Cinda Asset Management Co., Ltd. (a)	2,053,000	1,164,597
CITIC Securities Co., Ltd., ‘A’	224,937	380,924
Haitong Securities Co., Ltd.	199,200	264,008
Sinolink Securities Co., Ltd., ‘A’	69,931	209,411

		2,018,940

Chemicals (0.1%)
Kingenta Ecological Engineering Group Co., Ltd., ‘A’	31,500	96,658

Commercial Services & Supplies (0.3%)
Beijing Originwater Technology Co., Ltd., ‘A’	55,948	297,196

Construction Materials (0.8%)
Anhui Conch Cement Co., Ltd.	187,500	803,761

Containers & Packaging (0.7%)
Greatview Aseptic Packaging Co., Ltd.	1,382,000	734,073

Distributors (0.3%)
Shanghai Jahwa United Co., Ltd., ‘A’	55,290	299,747

Diversified Financial Services (0.2%)
Avic Capital Co., Ltd., ‘A’	88,000	213,702

Diversified Telecommunication Services (0.6%)
China Telecom Corp., Ltd.	1,422,000	658,155

Electrical Equipment (0.4%)
Changyuan Group Ltd., ‘A’	127,000	206,492
NARI Technology Development Co., Ltd., ‘A’	103,980	236,121

		442,613

Electronic Equipment, Instruments & Components (1.7%)
AAC Technologies Holdings, Inc.	215,500	1,115,493
Hangzhou Hikvision Digital Technology Co., Ltd., ‘A’	168,380	472,536
Shenzhen O-film Tech Co., Ltd., ‘A’	17,925	121,364

		1,709,393

Energy Equipment & Services (1.4%)
China Oilfield Services Ltd.	414,000	971,418
Yantai Jereh Oilfield Services Group Co., Ltd., ‘A’	57,821	559,798

		1,531,216

Food & Staples Retailing (0.5%)
Jointown Pharmaceutical Group Co., Ltd., ‘A’ (a)	76,902	197,882
Shanghai Jinfeng Wine Co., Ltd., ‘A’	194,982	263,404

		461,286

Food Products (3.5%)
Honworld Group Ltd. (a)	615,500	563,405
Inner Mongolia Yili Industrial Group Co., Ltd., ‘A’	84,436	486,546
Tingyi Cayman Islands Holding Corp.	348,000	998,260
Want Want China Holdings Ltd.	1,054,000	1,573,560

		3,621,771

Health Care Providers & Services (0.7%)
Phoenix Healthcare Group Co., Ltd. (a)	283,000	411,557
Shanghai Pharmaceuticals Holding Co., Ltd.	137,300	312,251

		723,808

Hotels, Restaurants & Leisure (0.6%)
MGM China Holdings Ltd.	110,000	387,868
Shenzhen Overseas Chinese Town Co., Ltd., ‘A’	340,000	252,075

		639,943

Household Durables (1.2%)
BesTV New Media Co., Ltd., ‘A’	58,000	299,234
Elec-Tech International Co., Ltd., ‘A’ (a)	105,000	135,598
GoerTek, Inc., ‘A’	113,336	466,613
Gree Electric Appliances, Inc., ‘A’	82,501	371,507

		1,272,952

Independent Power and Renewable Electricity Producers (1.3%)
China Longyuan Power Group Corp.	623,000	627,297
Huaneng Renewables Corp. Ltd.	2,076,000	703,910

		1,331,207

Insurance (4.5%)
China Life Insurance Co., Ltd.	569,000	1,610,204
China Pacific Insurance Group Co., Ltd.	158,200	564,964
New China Life Insurance Co., Ltd. (a)	97,100	293,560
Ping An Insurance Group Co. of China Ltd.	144,500	1,197,879

JPMorgan China Region Fund, Inc.

INVESTMENT PORTFOLIO

AT MARCH 31, 2014 (Unaudited) (continued)

DESCRIPTION	HOLDINGS (IN SHARES)	MARKET VALUE (IN US$)
COMMON STOCK — continued
Insurance — continued
Ping An Insurance Group Co. of China Ltd., ‘A’	196,776	1,188,631

		4,855,238

Internet Software & Services (6.4%)
Leshi Internet Information & Technology Corp., ‘A’	27,000	162,182
Tencent Holdings Ltd.	89,100	6,197,312
YY, Inc., ADR (a)	3,500	267,260

		6,626,754

IT Services (0.2%)
Wonders Information Co., Ltd., ‘A’	29,316	184,769

Machinery (1.4%)
Anhui Heli Co., Ltd., ‘A’	149,950	291,074
China Conch Venture Holdings Ltd. (a)	331,000	844,089
Fujian Tianguang Fire-fighting Scie-Tech Co., Ltd., ‘A’	120,973	190,856
Zhangjiagang Furui Special Equipment Co., Ltd., ‘A’ (a)	14,450	141,409

		1,467,428

Media (0.4%)
Poly Culture Group Corp., Ltd. (a)	92,300	403,995

Multiline Retail (0.6%)
Intime Retail Group Co., Ltd.	600,500	646,448

Oil, Gas & Consumable Fuels (4.5%)
China Petroleum & Chemical Corp.	2,735,400	2,447,454
China Petroleum & Chemical Corp., ‘A’	490,000	396,381
CNOOC Ltd.	1,248,000	1,876,063

		4,719,898

Pharmaceuticals (1.5%)
Changchun High & New Technology Industries, Inc., ‘A’	20,550	318,264
Jiangsu Hengrui Medicine Co., Ltd., ‘A’	67,950	365,868
Shanghai Fosun Pharmaceutical Group Co., Ltd., ‘A’	137,500	442,928
Tasly Pharmaceutical Group Co., Ltd., ‘A’	89,947	564,013

		1,691,073

Real Estate Management & Development (3.5%)
China Vanke Co., Ltd., ‘A’	1,262,000	1,641,940
China Vanke Co., Ltd.	600,500	998,704
E-House China Holdings Ltd., ADR	43,000	519,870
Poly Real Estate Group Co., Ltd., ‘A’	245,000	299,847
Sunac China Holdings Ltd.	136,000	78,902

		3,539,263

Road & Rail (0.3%)
Daqin Railway Co., Ltd., ‘A’	249,980	268,554

Semiconductors & Semiconductor Equipment (0.2%)
Sanan Optoelectronics Co., Ltd., ‘A’	52,300	191,352

Software (0.2%)
Yonyou Software Co., Ltd., ‘A’	91,936	255,345

Water Utilities (0.3%)
Sound Environmental Co., Ltd., ‘A’	60,488	267,322

TOTAL CHINA		58,462,973

HONG KONG (31.6%)
Auto Components (0.5%)
Xinyi Glass Holdings Ltd.	686,000	558,069

Banks (2.5%)
BOC Hong Kong Holdings Ltd.	362,500	1,032,843
Dah Sing Financial Holdings Ltd.	271,300	1,276,665
HSBC Holdings plc	35,163	356,095

		2,665,603

Commercial Services & Supplies (0.8%)
China Everbright International Ltd.	594,000	813,290

Distributors (0.4%)
Dah Chong Hong Holdings Ltd.	646,000	420,589

Diversified Telecommunication Services (0.6%)
China Unicom Hong Kong Ltd.	510,000	670,663

Electric Utilities (0.8%)
Cheung Kong Infrastructure Holdings Ltd.	131,000	836,009

Gas Utilities (1.3%)
China Resources Gas Group Ltd.	410,000	1,305,615

Hotels, Restaurants & Leisure (5.5%)
Galaxy Entertainment Group Ltd. (a)	170,000	1,478,309
Melco Crown Entertainment Ltd., ADR (a)	32,426	1,253,265
REXLot Holdings Ltd.	4,023,240	466,823
Sands China Ltd.	274,800	2,053,073
Tsui Wah Holdings Ltd.	872,000	505,898

		5,757,368

Industrial Conglomerates (3.0%)
Hutchison Whampoa Ltd.	192,000	2,542,178
Shun Tak Holdings Ltd.	1,284,000	660,499

		3,202,677

Insurance (4.0%)
AIA Group Ltd.	884,200	4,195,006

Marine (0.7%)
Orient Overseas International Ltd.	160,500	737,681

Multiline Retail (0.7%)
Lifestyle International Holdings Ltd.	381,000	775,115

Pharmaceuticals (0.3%)
Sino Biopharmaceutical Ltd.	328,000	279,518

Real Estate Investment Trusts (REITs) (0.6%)
Yuexiu Real Estate Investment Trust	1,201,000	594,577

Real Estate Management & Development (6.0%)
Cheung Kong Holdings Ltd.	131,000	2,171,933
China Overseas Land & Investment Ltd.	530,000	1,373,429
Hongkong Land Holdings Ltd.	82,000	530,540
New World Development Co., Ltd.	621,848	625,335
Swire Properties Ltd.	252,000	718,004
Wharf Holdings Ltd.	125,400	801,887

		6,221,128

Road & Rail (0.7%)
MTR Corp., Ltd.	204,500	756,675

Semiconductors & Semiconductor Equipment (0.9%)
GCL-Poly Energy Holdings Ltd. (a)	2,540,000	916,908

Textiles, Apparel & Luxury Goods (0.7%)
Samsonite International S.A.	220,500	682,267

JPMorgan China Region Fund, Inc.

INVESTMENT PORTFOLIO

AT MARCH 31, 2014 (Unaudited) (continued)

DESCRIPTION	HOLDINGS (IN SHARES)	MARKET VALUE (IN US$)
COMMON STOCK — continued
Transportation Infrastructure (0.7%)
China Merchants Holdings International Co., Ltd.	198,000	680,294

Water Utilities (0.9%)
Beijing Enterprises Water Group Ltd.	1,334,000	933,877

TOTAL HONG KONG		33,002,929

TAIWAN (23.3%)
Auto Components (0.5%)
Cheng Shin Rubber Industry Co., Ltd.	168,850	481,835

Banks (1.0%)
E.Sun Financial Holding Co., Ltd.	1,704,326	1,026,989

Building Products (0.4%)
Sunspring Metal Corp.	146,000	419,985

Chemicals (0.9%)
China Steel Chemical Corp.	170,000	971,349

Diversified Financial Services (1.2%)
Fubon Financial Holding Co., Ltd.	921,989	1,250,411

Electronic Equipment, Instruments & Components (2.9%)
Delta Electronics, Inc.	246,000	1,518,693
Innolux Corp. (a)	1,585,430	544,052
Largan Precision Co., Ltd.	20,000	945,735

		3,008,480

Food & Staples Retailing (0.7%)
President Chain Store Corp. (a)	106,000	748,379

Health Care Equipment & Supplies (0.2%)
St Shine Optical Co., Ltd.	11,000	245,267

Insurance (0.9%)
China Life Insurance Co., Ltd.	982,000	901,302

Internet Software & Services (0.6%)
PChome Online, Inc.	80,025	599,153

Leisure Products (0.7%)
Johnson Health Tech Co., Ltd.	120,192	288,121
Merida Industry Co., Ltd.	62,000	411,263

		699,384

Metals & Mining (0.7%)
China Steel Corp.	886,000	746,274

Real Estate Management & Development (1.0%)
Huaku Development Co., Ltd. (a)	172,000	421,351
Ruentex Development Co., Ltd. (a)	348,992	638,334

		1,059,685

Semiconductors & Semiconductor Equipment (10.6%)
Advanced Semiconductor Engineering, Inc.	1,184,802	1,315,042
MediaTek, Inc.	87,000	1,284,180
Sino-American Silicon Products, Inc. (a)	260,000	455,069
Taiwan Semiconductor Manufacturing Co., Ltd.	1,944,057	7,564,921
United Microelectronics Corp.	1,306,000	551,091

		11,170,303

Technology Hardware, Storage & Peripherals (0.5%)
Asustek Computer, Inc.	52,000	514,835

Textiles, Apparel & Luxury Goods (0.5%)
Pou Chen Corp.	386,000	544,412

TOTAL TAIWAN		24,388,043

INVESTMENT COMPANY
HONG KONG (1.4%)
JPMorgan China Pioneer A-Share Fund (a) *	63,257	1,423,284

RIGHT
HONG KONG — 0.0% (g)
New World Development Co., Ltd., expiring 04/24/20 (a)	207,282	42,758
TOTAL INVESTMENTS (112.3% of Net Assets) (Cost $102,031,261)		117,319,987

Liabilities in excess of other assets (-12.3% of Net Assets)		(12,874,640)

NET ASSETS (100.0%)		$104,445,347

*	No advisor’s fee is levied on this investment.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR — American Depositary Receipt.

(a)	Non-income producing security.
(g)	Amount rounds to less than 0.1%
A	China A-shares.

As of March 31, 2014, aggregate cost for Federal income tax purposes was $102,031,261. The aggregate unrealized gain for all securities is as follows:

Excess of value over cost	20,955,653
Excess of cost over value	(5,666,927)

Net unrealized gain	15,288,726

JPMorgan China Region Fund, Inc.

INVESTMENT PORTFOLIO

AT MARCH 31, 2014 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Investment Portfolio:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$115,853,945	$1,466,042	$—	$117,319,987

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the Investment Portfolio. Level 2 consists of an open ended mutual fund and a right. Please refer to the Investment Portfolio for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2014.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers have concluded based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan China Region Fund, Inc.

/s/ Simon Crinage
Simon Crinage
Director, President and Principal Executive Officer of the JPMorgan China Region Fund, Inc.
May 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Simon Crinage
Simon Crinage
Director, President and Principal Executive Officer of the JPMorgan China Region Fund, Inc.
May 27, 2014

/s/ Michael J. James
Michael J. James
Treasurer (Principal Financial Officer) of the JPMorgan China Region Fund, Inc.
May 27, 2014